Business combinations - Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 01, 2022	Sep. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprised by
Contingent consideration to be settled			R$ 89,640
Net cash outflow resulting from the acquisition
Total			R$ 5,985	R$ 0	R$ 0
Ultragaz Comercial Ltda [member] | Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Assets
Cash and cash equivalents	R$ 1,586
Receivables	17
Other receivables	119
Property, plant and equipment	515
Intangible assets	902
Goodwill based on expected future profitability	99,679
Liabilities
Trade payables	14
Salaries and related charges	217
Taxes payable	9
Other payables	5,378
Acquisition value	97,200
Comprised by
Cash	7,560
Contingent consideration to be settled	89,640
Total consideration	97,200
Net cash outflow resulting from the acquisition
Consideration in cash	7,560	R$ 7,600
Cash and cash equivalents acquired	(1,586)
Total	R$ 5,974